Unearned Revenue (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	November 30	August 31
	2017	2017
	$	$
Balance – Beginning	17,083	12,500
Territorial License fees received	-	30,000
Advance payments on product sales	-	4,900
Earned revenue	(6,250)	(30,317)
Balance - Ending	10,833	17,083

	August 31	August 31
	2017	2016
	$	$
Balance – Beginning	12,500	-
Territorial License fees received/receivable (Note 6)	30,000	20,000
Advance payments on product sales	4,900	-
Earned revenue (Note 13)	(30,317)	(7,500)
Balance – Ending	17,083	12,500